Description of the plan (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) investment year hour
EBP, Description of Plan [Line Items]
Hours required for elgibility | hour	250
Period for hours to be completed	3 months
Minimum age requirement | year	21
Automatic deferral rate	6.00%
Voluntary contribution (percent)	75.00%
Employer contribution, participant compensation matched, combined percentage	3.50%
Vesting percentage	100.00%
Maximum age for deferrement | year	73
Involuntary cash-out limit	$ 1,000
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing rate (percent)	50.00%
Basis spread on variable rate (percent)	1.00%
Number of participant loans, limit | investment	2
Minimum
EBP, Description of Plan [Line Items]
Interest rate (percent)	4.25%
General purpose loan term	1 year
Principal residence loan term	5 years
Maximum
EBP, Description of Plan [Line Items]
Interest rate (percent)	10.50%
General purpose loan term	5 years
Principal residence loan term	15 years
EBP Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	1.00%
EBP Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	5.00%